Condensed Interim Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue from digital currency mining	$ 26,687	$ 30,115	$ 77,088	$ 75,973
High performance computing hosting	2,542	1,137	7,030	1,611
Total revenue	29,229	31,252	84,118	77,584
Operating and maintenance costs	(22,692)	(19,640)	(64,086)	(53,262)
High performance computing service fees	(487)	(254)	(1,376)	(254)
Depreciation	(18,794)	(16,423)	(48,747)	(49,473)
Gross profit	(12,744)	(5,065)	(30,091)	(25,405)
Revaluation of digital currencies	0	422	0	0
Gain (loss) on sale of digital currencies	642	5,818	(764)	2,989
Expenses
General and administrative	(4,564)	(3,698)	(11,388)	(10,028)
Foreign exchange gain (loss)	5,699	(374)	5,488	717
Share-based compensation	(3,526)	(633)	(6,249)	(6,650)
Expenses Total	(2,391)	(4,705)	(12,149)	(15,961)
Unrealized gain (loss) on investments	9,651	4,247	25,766	3,616
Realized loss on investments	(311)	0	(311)	0
Change in fair value of derivative liability	19	(129)	107	145
Provision on sales tax receivables	0	(4,931)	966	(4,931)
Gain (loss) on sale of equipment	6,924	6	16,433	(235)
Other income (expenses)	122	47	379	(75)
Finance expense	(522)	(912)	(2,025)	(2,726)
Net income (loss) before tax for the period	1,390	(5,202)	(1,689)	(42,583)
Tax expense	(123)	(1,749)	(1,449)	(5,168)
Net income (loss) for the period	1,267	(6,951)	(3,138)	(47,751)
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods:
Revaluation of digital currencies	76,744	19,352	60,854	19,410
Translation adjustment	(11,907)	1,212	(10,420)	1,610
Net income (loss) and comprehensive income (loss) for the period	$ 66,104	$ 13,613	$ 47,296	$ (26,731)
Basic income (loss) per share	$ 0.01	$ (0.08)	$ (0.03)	$ (0.55)
Diluted income (loss) per share	$ 0.01	$ (0.08)	$ (0.03)	$ (0.55)
Weighted average number of common shares outstanding
Basic	128,602,843	88,252,813	119,327,280	86,039,252
Diluted	131,525,323	88,252,813	119,327,280	86,039,252